Borrowings - Additional information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Bottom of range [member] | Mr. Sizhen Wang
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.00%
Top of range [member] | Mr. Sizhen Wang
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.35%
Transaction as on June 2019 | Mr. Sizhen Wang
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.00%
Transaction as on May 2020 | Mr. Sizhen Wang
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.50%
Transaction as on March 2020
Disclosure of detailed information about borrowings [line items]
Borrowing facility fee	¥ 130,000
Transaction as on March 2020 | Mr. Sizhen Wang
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.70%
Genetron Health | Bottom of range [member] | People's Bank of China
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%
Genetron Health | Top of range [member] | People's Bank of China
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.00%
Genetron Health | Transaction as on June 2019 | Mr. Sizhen Wang
Disclosure of detailed information about borrowings [line items]
Minimum pledged receivables required	¥ 10,000,000
Borrowing facility fee	110,000
Genetron Health | Transaction as on May 2020
Disclosure of detailed information about borrowings [line items]
Net book value of receivables pledged	29,000,000
Genetron Health | Transaction as on May 2020 | Mr. Sizhen Wang
Disclosure of detailed information about borrowings [line items]
Borrowing facility fee	138,000
Genetron Health | Transaction as on May 2020 | Top of range [member] | Patent technology
Disclosure of detailed information about borrowings [line items]
Minimum pledged receivables required	¥ 20,000,000